Financial instruments - Interest rate risk profit (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed rate instruments
Financial instruments
Financial assets	$ 38,283	$ 24,580
Variable rate instruments
Financial instruments
Financial assets	$ 70,000